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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Narragansett Management, LP
Address:      540 Madison Avenue, 38th Floor, New York, New York 10022

Form 13F File Number: 28-10059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy O'Connor
Title:      Chief Financial Officer
Phone:      (212) 813-5800

Signature, Place, and Date of Signing:

   /s/ Nancy O'Connor          New York, New York             8/15/06
   --------------------        ------------------        -----------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     23
Form 13F Information Table Value Total:     $84,664
List of Other Included Managers:            None



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                           NARRAGANSETT MANAGEMENT, LP
                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                              ----------------------
                                                                       SHARES OR         INVESTMENT   OTHER
      NAME OF ISSUER          TITLE OF CLASS   CUSIP    VALUE (X1000)   PRIN.AMT.        DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP   COMMON STOCK  026874107          1,919     32,500    SH      SOLE               32,500              -
BERKSHIRE HATHAWAY INC         CLASS A       084670108          1,833         20    SH      SOLE                   20              -
CONOR MEDSYSTEMS INC           COMMON STOCK  208264101            579     21,000   CAL      SOLE                    -
CONOR MEDSYSTEMS INC           COMMON STOCK  208264101         15,545    563,429    SH      SOLE              563,429              -
DENNY'S CORPORATION            COMMON STOCK  24869P104             43     11,647    SH      SOLE               11,647              -
DEXCOM INC                     COMMON STOCK  252131107          4,570    336,510    SH      SOLE              336,510              -
EL PASO CORP                   COMMON STOCK  28336L109            450     30,000    SH      SOLE               30,000              -
FORTUNET INC                   COMMON STOCK  34969Q100         12,441    767,947    SH      SOLE              767,947              -
HOME DEPOT INC                 COMMON STOCK  437076102          2,684     75,000    SH      SOLE               75,000              -
IMCLONE SYSTEMS INC            COMMON STOCK  45245W109          5,106    132,147    SH      SOLE              132,147              -
INSPIRE PHARMACEUTICALS INC    COMMON STOCK  457733103            488    105,000    SH      SOLE              105,000              -
KOS PHARMACEUTICALS INC        COMMON STOCK  500648100          4,718    125,400    SH      SOLE              125,400              -
LIQUIDITY SERVICES INC         COMMON STOCK  53635B107          1,504     96,579    SH      SOLE               96,579              -
MANNKIND CORP                  COMMON STOCK  56400P201         12,422    582,907    SH      SOLE              582,907              -
NEKTAR THERAPEUTICS            COMMON STOCK  640268108            183     10,000    SH      SOLE               10,000              -
NEUROGEN CORP                  COMMON STOCK  64124E106            159     31,000    SH      SOLE               31,000              -
NORTHSTAR NEUROSCIENCE INC     COMMON STOCK  66704V101            562     54,149    SH      SOLE               54,149              -
POLYMEDICA CORP                COMMON STOCK  731738100          2,014     56,002    SH      SOLE               56,002              -
RADIO ONE INC                  CLASS D       75040P405            740    100,000    SH      SOLE                             100,000
SEPRACOR INC                   COMMON STOCK  817315104          9,142    160,000    SH      SOLE              160,000              -
ST JUDE MEDICAL INC            COMMON STOCK  790849103          4,798    148,000    SH      SOLE              148,000              -
TERRA INDUSTRIES INC           COMMON STOCK  880915103            494     77,600    SH      SOLE               77,600              -
XTL BIOPHARMACEUTICALS LTD     SPONSORED ADR 98386D109          2,270    500,000    SH      SOLE              500,000              -